Schedule of Assets (Held at End of Year) (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule of Assets (Held at End of Year)
Participant loans	$ 4,909,378
Total	509,337,923
Mutual funds
Schedule of Assets (Held at End of Year)
Current Value	$ 368,463,156
Investment, Identifier [Axis]: Amercent Small Cap Value, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:AmercentSmallCapValueMember
Investment type	Mutual funds
Number of shares | shares	386,954
Current Value	$ 3,474,848
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:AmericanFundsEuropacificGrowthFundMember
Investment type	Mutual funds
Number of shares | shares	288,156
Current Value	$ 17,456,519
Investment, Identifier [Axis]: Charles Schwab IDA Account, Self-Directed Brokerage
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:CharlesSchwabIdaAccountMember
Investment type	Self-Directed Brokerage
Current Value	$ 8,046,915
Investment, Identifier [Axis]: Community Financial System, Inc, Common Stock
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:CommunityFinancialSystemIncCommonStockMember
Investment type	Common stock of plan sponsor
Number of shares | shares	1,451,117
Current Value	$ 83,352,180
Investment party in interest	true
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:DfaEmergingMarketsCoreEquityMember
Investment type	Mutual funds
Number of shares | shares	189,101
Current Value	$ 5,499,046
Investment, Identifier [Axis]: DFA Real Estate Securities I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:DfaRealEstateSecuritiesIMember
Investment type	Mutual funds
Number of shares | shares	41,773
Current Value	$ 1,658,387
Investment, Identifier [Axis]: Federated Total Return Bond Fund, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:FederatedTotalReturnBondFundMember
Investment type	Mutual funds
Number of shares | shares	1,338,590
Current Value	$ 12,837,082
Investment, Identifier [Axis]: Guggenheim Macro Opportunities Fund, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:GuggenheimMacroOpportunitiesFundMember
Investment type	Mutual funds
Number of shares | shares	165,024
Current Value	$ 4,130,548
Investment, Identifier [Axis]: HB&T Metlife Stable Value Fund R0, Stable Value Fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:HbTMetlifeStableValueFundR0Member
Investment type	Stable Value Fund
Number of shares | shares	2,150,753
Current Value	$ 30,906,317
Investment party in interest	true
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:JpmorganLargeCapGrowthFundMember
Investment type	Mutual funds
Number of shares | shares	593,728
Current Value	$ 51,321,820
Investment, Identifier [Axis]: Neuberger Berman Small Cap Growth Trust Fund, Mutual Fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:NeubergerBermanSmallCapGrowthTrustFundMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Number of shares | shares	1,244,962
Current Value	$ 13,659,977
Investment, Identifier [Axis]: T. Rowe Price Div Mid-Cap Growth Fund I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:T.RowePriceDivMidCapGrowthFundIMember
Investment type	Mutual funds
Number of shares | shares	239,226
Current Value	$ 11,262,779
Investment, Identifier [Axis]: T. Rowe Price Mid-Cap Value Fund I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:T.RowePriceMidCapValueFundIMember
Investment type	Mutual funds
Number of shares | shares	293,027
Current Value	$ 9,397,387
Investment, Identifier [Axis]: T. Rowe Price Spectrum Conserv Alloc Fund I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:T.RowePriceSpectrumConservAllocFundIMember
Investment type	Mutual funds
Number of shares | shares	169,494
Current Value	$ 3,467,840
Investment, Identifier [Axis]: T. Rowe Price Spectrum Mod Alloc Fund I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:T.RowePriceSpectrumModAllocFundIMember
Investment type	Mutual funds
Number of shares | shares	181,568
Current Value	$ 4,544,658
Investment, Identifier [Axis]: T. Rowe Price Spectrum Mod Growth Alloc Fund I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:T.RowePriceSpectrumModGrowthAllocFundIMember
Investment type	Mutual funds
Number of shares | shares	70,434
Current Value	$ 2,998,360
Investment, Identifier [Axis]: Vanguard Equity Income Admiral, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardEquityIncomeAdmiralMember
Investment type	Mutual funds
Number of shares | shares	260,558
Current Value	$ 24,208,436
Investment, Identifier [Axis]: Vanguard Institutional Index I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardInstitutionalIndexIMember
Investment type	Mutual funds
Number of shares | shares	69,878
Current Value	$ 38,578,660
Investment, Identifier [Axis]: Vanguard Mid-Cap Index I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardMidCapIndexIMember
Investment type	Mutual funds
Number of shares | shares	158,070
Current Value	$ 12,547,591
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund I, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardSmallCapIndexFundIMember
Investment type	Mutual funds
Number of shares | shares	92,335
Current Value	$ 11,410,799
Investment, Identifier [Axis]: Vanguard Target Retirement 2020, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2020Member
Investment type	Mutual funds
Number of shares | shares	273,543
Current Value	$ 7,508,742
Investment, Identifier [Axis]: Vanguard Target Retirement 2025, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2025Member
Investment type	Mutual funds
Number of shares | shares	783,096
Current Value	$ 15,622,770
Investment, Identifier [Axis]: Vanguard Target Retirement 2030, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2030Member
Investment type	Mutual funds
Number of shares | shares	837,935
Current Value	$ 35,469,781
Investment, Identifier [Axis]: Vanguard Target Retirement 2035, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2035Member
Investment type	Mutual funds
Number of shares | shares	835,932
Current Value	$ 22,887,816
Investment, Identifier [Axis]: Vanguard Target Retirement 2040, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2040Member
Investment type	Mutual funds
Number of shares | shares	361,512
Current Value	$ 18,057,531
Investment, Identifier [Axis]: Vanguard Target Retirement 2045, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2045Member
Investment type	Mutual funds
Number of shares | shares	296,465
Current Value	$ 10,299,196
Investment, Identifier [Axis]: Vanguard Target Retirement 2050, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2050Member
Investment type	Mutual funds
Number of shares | shares	260,735
Current Value	$ 15,456,356
Investment, Identifier [Axis]: Vanguard Target Retirement 2055, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2055Member
Investment type	Mutual funds
Number of shares | shares	96,019
Current Value	$ 6,352,631
Investment, Identifier [Axis]: Vanguard Target Retirement 2060, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2060Member
Investment type	Mutual funds
Number of shares | shares	90,858
Current Value	$ 5,540,507
Investment, Identifier [Axis]: Vanguard Target Retirement 2065, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2065Member
Investment type	Mutual funds
Number of shares | shares	8,203
Current Value	$ 328,378
Investment, Identifier [Axis]: Vanguard Target Retirement 2070, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirement2070Member
Investment type	Mutual funds
Number of shares | shares	7,852
Current Value	$ 249,846
Investment, Identifier [Axis]: Vanguard Target Retirement Income, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTargetRetirementIncomeMember
Investment type	Mutual funds
Number of shares | shares	687,431
Current Value	$ 9,534,674
Investment, Identifier [Axis]: Vanguard Total Bond Index Admiral, Mutual fund
Schedule of Assets (Held at End of Year)
Investment issuer name	cbu:VanguardTotalBondIndexAdmiralMember
Investment type	Mutual funds
Number of shares | shares	650,990
Current Value	$ 6,360,168
Minimum
Schedule of Assets (Held at End of Year)
Participant loans, interest rate	3.25%
Maximum
Schedule of Assets (Held at End of Year)
Participant loans, interest rate	9.25%